Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Harbor Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Real Return Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 285%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	285.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Style Characteristics: Inflation-indexed fixed income securities

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

Under normal market conditions, the Fund expects to invest at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations, which may represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller), or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced. The Fund may also invest up to 10% of its total assets in preferred stocks.

Credit Quality. The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the Fund may invest in below investment-grade securities only if they are rated B or higher by Moody’s, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

		Duration. The average portfolio duration of this Fund, as calculated by the Subadviser, normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2013 was 6.83 years. Average duration is a weighted average of all fixed income security durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole. The average duration of the Fund’s portfolio was 6.93 years as of December 31, 2013.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Leveraging risk: The Fund’s use of certain investments, such as derivative instruments or reverse repurchase agreements, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Foreign securities risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Non-diversification risk: Because the Fund is non-diversified, which means it may invest a greater percentage of its assets in securities of a single issuer or in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

		Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk: Because the Fund is non-diversified, which means it may invest a greater percentage of its assets in securities of a single issuer or in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	7.84%	1st/2009
Worst Quarter	-8.10%	2nd/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
Harbor Real Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense from Sale-Buyback Transactions	rr_Component1OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
One Year	rr_ExpenseExampleYear01	$ 62
Three Years	rr_ExpenseExampleYear03	195
Five Years	rr_ExpenseExampleYear05	340
Ten Years	rr_ExpenseExampleYear10	762
One Year	rr_ExpenseExampleNoRedemptionYear01	62
Three Years	rr_ExpenseExampleNoRedemptionYear03	195
Five Years	rr_ExpenseExampleNoRedemptionYear05	340
Ten Years	rr_ExpenseExampleNoRedemptionYear10	762
2006	rr_AnnualReturn2006	(0.17%)
2007	rr_AnnualReturn2007	11.39%
2008	rr_AnnualReturn2008	(4.13%)
2009	rr_AnnualReturn2009	15.05%
2010	rr_AnnualReturn2010	7.35%
2011	rr_AnnualReturn2011	11.35%
2012	rr_AnnualReturn2012	8.44%
2013	rr_AnnualReturn2013	(9.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.10%)
One Year	rr_AverageAnnualReturnYear01	(9.20%)
Five Years	rr_AverageAnnualReturnYear05	6.25%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	4.75%
inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
Harbor Real Return Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense from Sale-Buyback Transactions	rr_Component1OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
One Year	rr_ExpenseExampleYear01	88
Three Years	rr_ExpenseExampleYear03	274
Five Years	rr_ExpenseExampleYear05	477
Ten Years	rr_ExpenseExampleYear10	1,061
One Year	rr_ExpenseExampleNoRedemptionYear01	88
Three Years	rr_ExpenseExampleNoRedemptionYear03	274
Five Years	rr_ExpenseExampleNoRedemptionYear05	477
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
One Year	rr_AverageAnnualReturnYear01	(9.38%)
Five Years	rr_AverageAnnualReturnYear05	5.97%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	4.49%
inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
Harbor Real Return Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.70%)
Five Years	rr_AverageAnnualReturnYear05	4.62%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	3.02%
inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
Harbor Real Return Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.06%)
Five Years	rr_AverageAnnualReturnYear05	4.39%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	3.12%
inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
Harbor Real Return Fund | Barclays U.S. TIPS (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.60%)
Five Years	rr_AverageAnnualReturnYear05	5.63%
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	4.77%
inception date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005